As filed with the Securities and Exchange Commission on May 12, 2021

File No. 333-252357

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 1	[X]
(Check appropriate box or boxes)

AIM Growth Series
(Invesco Growth Series)
(Exact Name of Registrant as Specified in Charter)

(713) 626-1919
Registrant’s Area Code and Telephone Number

11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

Jeffrey H. Kupor, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
 (Name and Address of Agent for Service) (Number and Street) (City)(State)(Zip Code)

Copy to:

Taylor V. Edwards, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
225 Liberty Street, 15th Fl.	2005 Market Street, Suite 2600
New York, NY 10281-1087	Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A, Class C, Class R, Class R5, Class R6 and Class Y shares of beneficial interest, without par value, of the Invesco Main Street Mid Cap Fund® and Invesco Main Street Small Cap Fund®, each a series of the Registrant.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will go effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

Parts A and B of this Amendment are incorporated by reference to the electronic filing made on February 26, 2021, under Accession Number 0001193125-21-060622.

PART C
OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, as amended, and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 16(1) and (2) below. Under the Fourth Amended and Restated Agreement and Declaration of Trust, dated April 11, 2017, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $40,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate Sub-Advisory Agreements with each of Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Item 16.	Exhibits

(1)(a)	(1) Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (57)

(2) Amendment No. 1, dated August 3, 2017, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (58)

(3) Amendment No. 2, dated December 18, 2017, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (59)

(4) Amendment No. 3, dated January 26, 2018 to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (60)

(5) Amendment No. 4, dated October 23, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (63)

(6) Amendment No. 5, dated March 27, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust and Registrant, dated April 11, 2017. (63)

(7) Amendment No. 6, dated September 17, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust and Registrant, dated April 11, 2017. (67)

(8) Amendment No. 7, dated December 10, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust and Registrant, dated April 11, 2017. (74)

(9) Amendment No. 8, dated April 17, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust and Registrant, dated April 11, 2017. (85)

(10) Amendment No. 9, dated May 15, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust and Registrant, dated April 11, 2017. (85)

(11) Amendment No. 10, dated September 30, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust and Registrant, dated April 11, 2017. (85)

(12) Amendment No. 11, dated October 20, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust and Registrant, dated April 11, 2017. (85)

(13) Amendment No. 12, dated January 22, 2021, to the Fourth Amended and Restated Agreement and Declaration of Trust and Registrant, dated April 11, 2017. (85)

(2)	Second Amended and Restated Bylaws of Registrant, adopted effective October 26, 2016. (55)

(3)	Voting Trust Agreements — None.

(4)	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated February 23, 2021. (82)

(5)
Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Second Amended and Restated Bylaws, define rights of holders of shares.

(6)(a)	(1) Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (85)

(2) Amendment No. 1, dated September 30, 2020, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisors, Inc. (85)

(3) Amendment No. 2, dated February 18, 2021, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisors, Inc. (85)

(4) Amendment No. 3, dated April 23, 2021, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisors, Inc. (85)

(b)
(1) Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GMbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (85)

(2) Amendment No. 1, dated September 30, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GMbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (85)

(3) Amendment No. 2, dated February 18, 2021, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GMbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (85)

(4) Amendment No. 3, dated April 23, 2021, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GMbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (85)

(c)	(1) Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (75)

(2) Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (76)

(3) Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (76)

(4) Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (76)

(5) Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (81)

(6) Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (84)

(7) Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (85)

(e)	(1) Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (77)

(2) Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (76)

(3) Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (77)

(4) Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (77)

(5) Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (81)

(6) Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (84)

(7) Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (85)

(f)	(1) Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (75)

(2) Amendment No. 1, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (77)

(3) Amendment No. 2, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (85)

(4) Amendment No. 3, dated April 23, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (85)

(7)(a)	(1) Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (75)

(2) Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (76)

(3) Amendment No. 2, dated September 4, 2020, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (76)

(4) Amendment No. 3, dated October 9, 2020, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (76)

(5) Amendment No. 4, dated December 22, 2020, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (80)

(6) Amendment No. 5, dated February 18, 2021, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (84)

(7) Amendment No. 6, dated March 31, 2021, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (85)

(b)	Form of Selected Dealer Agreement for Investment Companies Managed by Invesco Aim Distributors, Inc. (26)

(c)	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks. (26)

(8)	(a) Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013. (51)

(b) Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011. (44)

(c) Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011. (54)

(9)(a)	Master Custodian Agreement, dated June 1, 2018, between State Street Bank and Trust Company and Registrant. (63)

(b)	Subcustodian Agreement, dated January 20, 1993, between State Street Bank and Trust Company and The Bank of New York. (7)

(c)	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc. (23)

(10)(a)
(1) Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (55)

(2) Amendment No. 1, dated July 1, 2016, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (55)

(3) Amendment No. 2, dated July  27, 2016, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (55)

(4) Amendment No. 3, dated September  1, 2016, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (57)

(5) Amendment No. 4, dated October  28, 2016, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (57)

(6) Amendment No. 5, dated December  1, 2016, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (57)

(7) Amendment No. 6, dated February  27, 2017, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (57)

(8) Amendment No. 7, dated June 9, 2017, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (58)

(9) Amendment No. 8, dated December  15, 2017, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (59)

(10) Amendment No. 9, dated December  18, 2017, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (59)

(11) Amendment No. 10, dated April  2, 2018, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (60)

(12) Amendment No. 11, dated April  30, 2018, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (63)

(13) Amendment No. 12, dated July  26, 2018, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (63)

(14) Amendment No. 13, dated November  1, 2018, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (63)

(15) Amendment No. 14, dated May  24, 2019, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (65)

(16) Amendment No. 15, dated September  17, 2019, to the Third Amended and Restated Distribution Plan Class  A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (67)

(17) Amendment No. 16, dated October  30, 2019, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective as of July 1, 2016. (68)

(18) Amendment No. 17, dated February 28, 2020, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective as of July 1, 2016. (73)

(19) Amendment No. 18, dated April 17, 2020, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective as of July 1, 2017. (73)

(20) Amendment No. 19, dated June 29, 2020, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective as of July 1, 2016. (73)

(21) Amendment No. 20, dated August 5, 2020, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective as of July 1, 2016. (73)

(22) Amendment No. 21, dated September 30, 2020, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust)(Compensation), effective as of July 1, 2016. (77)

(23) Amendment No. 22, dated October 9, 2020, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective as of July 1, 2016. (77)

(24) Amendment No. 23, dated December 22, 2020, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective as of July 1, 2016. (80)

(25) Amendment No. 24, dated February 18, 2021, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective as of July 1, 2016. (84)

(b)	(1) Second Amended and Restated Distribution Plan (Class A, AX, C, CX, Investor Class, R and RX Shares) (Reimbursement), effective July 1, 2015. (54)

(2) Amendment No. 1, dated June 20, 2016, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement),effective July 1, 2015. (55)

(3) Amendment No. 2, dated June 28, 2016, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective as of July 1, 2015. (55)

(4) Amendment No. 3, dated July 26, 2018, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective as of July 1, 2015. (63)

(5) Amendment No. 4, dated May 15, 2020, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective as of July 1, 2015. (83)

(6) Amendment No. 5, dated September 30, 2020, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective as of July 1, 2015. (84)

(7) Amendment No. 6, dated February 18, 2021, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective as of July 1, 2015. (84)

(c)	(1) Distribution and Service Plan (Class A, C and R Shares of Invesco Oppenheimer Funds) (Compensation) dated May 24, 2019. (65)

(2) Amendment No. 1, dated April 17, 2020, to the Distribution and Service Plan (Class A, C and R Shares of Invesco Oppenheimer Funds) (Compensation) dated May 24, 2019. (85)

(3) Amendment No. 2, dated September 30, 2020, to the Distribution and Service Plan (Class A, C and R Shares of Invesco Oppenheimer Funds) (Compensation) dated May 24, 2019. (85)

(d)	(1) Service Plan (Class A Shares of Invesco Oppenheimer Funds (Reimbursement) dated May 24, 2019. (65)

(2) Amendment No. 1, dated May 15, 2020, to the Service Plan (Class A Shares of Invesco Oppenheimer Funds) (Reimbursement) dated May 24, 2019. (85)

(3) Amendment No. 2, dated September 30, 2020, to the Service Plan (Class A Shares of Invesco Oppenheimer Funds) (Reimbursement) dated May 24, 2019. (85)

(e)	(1) Amended and Restated Multiple Class Plan of The Invesco Funds effective January 22, 2021. (80)

(2) Multiple Class Plan of The Invesco Oppenheimer Funds effective May 24, 2019. (66)

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP. (79)

(12)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders. (*)

(13)(a)	(1) Fifth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Services, Inc. (75)

(b)	(1) Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (85)

(2) Amendment No. 1, dated September 30, 2020, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (85)

(3) Amendment No. 2, dated February 18, 2021, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (85)

(4) Amendment No. 3, dated April 23, 2021, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (85)

(c)	Eighth Amended and Restated Memorandum of Agreement regarding Securities Lending, dated July 1, 2014, between Registrant and Invesco Advisers, Inc. (52)

(d)	Memorandum of Agreement, dated April 23, 2021, regarding expense limitations, between Registrant and Invesco Advisers, Inc. (85)

(e)	Memorandum of Agreement, dated December 3, 2020, regarding advisory fee waivers and affiliated money market fund waivers, between Registrant and Invesco Advisers, Inc. (77)

(f)	Interfund Lending Agreement, dated December 12, 2016, between Registrant and Invesco Advisers, Inc. (55)

(g)	Expense Reimbursement Agreement related to DST Transfer Agent System Conversion, dated June 30, 2003. (13)

(14)(a)	Consent of PricewaterhouseCoopers LLP with respect to AIM Growth Series (Invesco Growth Series). (79)

(b)	Consent of PricewaterhouseCoopers LLP with respect to AIM Growth Series (Invesco Growth Series).(82)

(c)	Consent of PricewaterhouseCoopers LLP with respect to AIM Counselor Series Trust (Invesco Counselor Series Trust). (82)

(d)	Consent of PricewaterhouseCoopers LLP with respect to AIM Investment Funds (Invesco Investment Funds). (82)

(15)	Omitted Financial Statements – Not Applicable.

(16)	Power of Attorney. (79)

17(a)	(1) Initial Capital Agreement dated April 29, 2004, for AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund. (13)

(2) Initial Capital Agreement dated April 28, 2005, for AIM Moderate Growth Allocation Fund and AIM Moderately Conservative Allocation Fund. (16)

(3) Initial Capital Agreement dated October 31, 2005, for AIM Income Allocation Fund and AIM International Allocation Fund. (18)

(4) Initial Capital Agreement dated January  29, 2007, for AIM Independence Now Fund, Aim Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund. (22)

(5) Initial Capital Agreement dated October 2, 2008, for Class  Y shares of AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Growth Allocation Fund, AIM Income Allocation Fund, AIM Independence Now Fund, AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund, AIM Independence 2050 Fund, AIM International Allocation Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund, AIM Moderately Conservative Allocation Fund and AIM Small Cap Growth Fund. (30)

(6) Initial Capital Agreement dated September 24, 2009, for Class S shares of AIM Conservative Allocation Fund, AIM Growth Allocation Fund and AIM Moderate Allocation Fund. (30)

(7) Initial Capital Agreement dated June 1, 2010, for institutional Class  shares of Invesco Van Kampen Harbor Fund, Invesco Van Kampen Real Estate Securities Fund and Invesco Van Kampen U.S. Mortgage Fund. (40)

(8) Initial Capital Agreement dated October 9, 2014, for Invesco Alternatives Strategies Fund and Invesco Multi-Asset Inflation Fund. (53)

(9) Initial Capital Agreement dated December  29, 2017, for Invesco Peak Retirement 2015 Fund, Invesco Peak Retirement 2020 Fund, Invesco Peak Retirement 2025 Fund, Invesco Peak Retirement 2030 Fund, Invesco Peak Retirement 2035 Fund, Invesco Peak Retirement 2040 Fund, Invesco Peak Retirement 2045 Fund, Invesco Peak Retirement 2050 Fund, Invesco Peak Retirement 2055 Fund, Invesco Peak Retirement 2060 Fund, Invesco Peak Retirement 2065 Fund and Invesco Peak Retirement Now Fund. (60)

(10) Initial Capital Agreement dated April 27, 2021, for Invesco Peak Retirement 2010 Fund. (85)

(b)	(1) Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Advisers, Inc. (80)

(2) Code of Ethics and Personal Trading Policy for EMEA dated January 2021, relating to Invesco Asset Management Limited. (80)

(3) Code of Ethics and Personal Trading Policy for APAC, dated January 2021, relating to Invesco Asset Management (Japan) Limited. (80)

(4) Code of Ethics and Personal Trading Policy for APAC, dated January 2021, relating to Invesco Hong Kong Limited. (80)

(5) Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Canada Ltd. (80)

(6) Code of Ethics and Personal Trading Policy for EMEA, dated January 2021, relating to Invesco Asset Management Deutschland GmbH. (80)

(7) Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Senior Secured Management, Inc. (80)

(8) Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Capital Management, LLC. (80)

(9) Code of Ethics and Personal Trading Policy for APAC, dated January 2021, and Invesco Asset Management (India)
Pvt. Ltd. Personal Trading Policy, dated May 25, 2020, relating to Invesco Asset Management (India) PVT. LTD. (80)

(1)	Incorporated by reference to PEA No. 43, filed on June 1, 1998.
(2)	Incorporated by reference to PEA No. 45, filed on August 26, 1998.
(3)	Incorporated by reference to PEA No. 46, filed on February 12, 1999.
(4)	Incorporated by reference to PEA No. 47, filed on April 14, 1999.
(5)	Incorporated by reference to PEA No. 48, filed on April 28, 2000.
(6)	Incorporated by reference to PEA No. 49, filed on April 24, 2001.
(7)	Incorporated by reference to PEA No. 50, filed on December 28, 2001.
(8)	Incorporated by reference to PEA No. 51, filed on April 26, 2002.
(9)	Incorporated by reference to PEA No. 52, filed on April 24, 2003.
(10)	Incorporated by reference to PEA No. 53, filed on April 24, 2003.
(11)	Incorporated by reference to PEA No. 54, filed on August 28, 2003.
(12)	Incorporated by reference to PEA No. 55, filed on February 13, 2004.
(13)	Incorporated by reference to PEA No. 56, filed on April 30, 2004.
(14)	Incorporated by reference to PEA No. 57, filed on February 11, 2005.
(15)	Incorporated by reference to PEA No. 58, filed on April 26, 2005.
(16)	Incorporated by reference to PEA No. 59, filed on August 11, 2005.
(17)	Incorporated by reference to PEA No. 61, filed on October 28, 2005.
(18)	Incorporated by reference to PEA No. 62, filed on November 1, 2005.
(19)	Incorporated by reference to PEA No. 63, filed on February 23, 2006.

(20)	Incorporated by reference to PEA No. 64, filed on April 19, 2006.
(21)	Incorporated by reference to PEA No. 65, filed on November 13, 2006.
(22)	Incorporated by reference to PEA No. 66, filed on April 26, 2007.
(23)	Incorporated by reference to PEA No. 67, filed on February 11, 2008.
(24)	Incorporated by reference to PEA No. 68, filed on April 28, 2008.
(25)	Incorporated by reference to PEA No. 69, filed on September 23, 2008.
(26)	Incorporated by reference to PEA No. 70, filed on April 28, 2009.
(27)	Incorporated by reference to PEA No. 71, filed on June 25, 2009.
(28)	Incorporated by reference to PEA No. 72, filed on July 24, 2009.
(29)	Incorporated by reference to PEA No. 75, filed on September 21, 2009.
(30)	Incorporated by reference to PEA No. 77, filed on September 24, 2009.
(31)	Incorporated by reference to PEA No. 79, filed on November 25, 2009.
(32)	Incorporated by reference to PEA No. 80, filed on December 11, 2009.
(33)	Incorporated by reference to PEA No. 81, filed on February 5, 2010
(34)	Incorporated by reference to PEA No. 83, filed on February 10, 2010.
(35)	Incorporated by reference to PEA No. 84, filed on February 11, 2010.
(36)	Incorporated by reference to PEA No. 85, filed on February 11, 2010.
(37)	Incorporated by reference to PEA No. 86, filed on February 18, 2010.
(38)	Incorporated by reference to PEA No. 87, filed on April 27, 2010.
(39)	Incorporated by reference to PEA No. 88, filed on May 28, 2010.
(40)	Incorporated by reference to PEA No. 89, filed on July 26, 2010.
(41)	Incorporated by reference to PEA No. 90, filed on October 21, 2010.
(42)	Incorporated by reference to PEA No. 92, filed on December 23, 2010.
(43)	Incorporated by reference to PEA No. 93, filed on January 27, 2011.
(44)	Incorporated by reference to PEA No. 94, filed on April 26, 2011.
(45)	Incorporated by reference to PEA No. 97, filed on April 26, 2012.
(46)	Incorporated by reference to PEA No. 99, filed on September 21, 2012.
(47)	Incorporated by reference to PEA No. 101, filed on February 28, 2013.
(48)	Incorporated by reference to PEA No. 102, filed on April 26, 2013.
(49)	Incorporated by reference to PEA No. 104, filed on September 30, 2013.
(50)	Incorporated by reference to PEA No. 107, filed on January 29, 2014.
(51)	Incorporated by reference to PEA No. 112, filed on April 24, 2014.
(52)	Incorporated by reference to PEA No. 124, filed on September 26, 2014.
(53)	Incorporated by reference to PEA No. 126, filed on April 28, 2015.
(54)	Incorporated by reference to PEA No. 128, filed on April 27, 2016.
(55)	Incorporated by reference to PEA No. 130, filed on March 31, 2017.
(56)	Incorporated by reference to PEA No. 132, filed on April 26, 2017.
(57)	Incorporated by reference to PEA No. 134, filed on June 5, 2017.
(58)	Incorporated by reference to PEA No. 136, filed on October 4, 2017.
(59)	Incorporated by reference to PEA No. 137, filed on December 15, 2017.
(60)	Incorporated by reference to PEA No. 139, filed on April 26, 2018.
(61)	Incorporated by reference to PEA No. 141, filed on November 2, 2018.
(62)	Incorporated by reference to PEA No. 143, filed on January 23, 2019.
(63)	Incorporated by reference to PEA No. 145, filed on April 29, 2019.
(64)	Incorporated by reference to PEA No. 147, filled on May 23, 2019.
(65)	Incorporated by reference to PEA No. 149, filed on August 27, 2019.
(66)	Incorporated by reference to PEA No. 91 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on September 26, 2019.
(67)	Incorporated by reference to PEA No. 151, filed on October 10, 2019.
(68)	Incorporated by reference to Post-Effective Amendment No. 135 to AIM Equity Funds (Invesco Equity Funds) Registration Statement on Form N-1A on November 21, 2019.
(69)	Incorporated by reference to PEA No. 154, filed on December 9, 2019.
(70)	Incorporated by reference to Post-Effective Amendment No. 70 to AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Registration Statement on Form N-1A on December 19, 2019.
(71)	Incorporated by reference to PEA No. 156, filed on January 27, 2020.

(72)	Incorporated by reference to Post-Effective Amendment No. 130 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A on February 11, 2020.
(73)	Incorporated by reference to Post-Effective Amendment No. 116 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A on February 27, 2020.
(74)	Incorporated by reference to PEA No. 160 filed on April 29, 2020.
(75)	Incorporated by reference to Post-Effective Amendment No. 137 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A on August 20, 2020.
(76)	Incorporated by reference to Post-Effective Amendment No. 139 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A on October 9, 2020.
(77)	Incorporated by reference to Post-Effective Amendment No. 143 to the Registration Statement of AIM Counselor Series Trust (Invesco Counselor Series Trust) filed on December 18, 2020.
(78)	Incorporated by reference to Post-Effective Amendment No. 132 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A on June 5, 2020.
(79)      Incorporated by reference to the Registration Statement on Form N-14 filed on January 22, 2021.
(80)	Incorporated by reference to Post-Effective Amendment No. 191 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A on February 22, 2021.
(81)	Incorporated by reference to Post-Effective Amendment No. 141 to AIM Equity Funds (Invesco Equity Funds) Registration Statement on Form N-1A on February 25, 2021.
(82)	Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 on February 26, 2021.
(83)	Incorporated by reference to Post-Effective Amendment No. 102 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on June 29, 2020.
(84)	Incorporated by reference to Post-Effective Amendment No. 192 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A on March 29, 2021.
(85)	Incorporated by reference to PEA No. 163, filed on April 29, 2021.
(*)	Filed herewith electronically.

Item 17.	Undertakings

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 12th day of May, 2021.

Registrant:	AIM GROWTH SERIES (INVESCO GROWTH SERIES)

By:	/s/ Sheri Morris
Sheri Morris, President
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President	May 12, 2021
(Sheri Morris)	(Principal Executive Officer)

/s/ Beth Ann Brown*	Trustee	May 12, 2021
(Beth Ann Brown)

/s/ Jack M. Fields*	Trustee	May 12, 2021
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	May 12, 2021
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	May 12, 2021
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	May 12, 2021
(Eli Jones)

/s/ Elizabeth Krentzman*	Trustee	May 12, 2021
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.*	Trustee	May 12, 2021
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	May 12, 2021
(Prema Mathai-Davis)

	Trustee	May 12, 2021
(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	May 12, 2021
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	May 12, 2021
(Ann Barnett Stern)

SIGNATURES	TITLE	DATE

/s/ Robert C. Troccoli*	Trustee	May 12, 2021
(Robert C. Troccoli)

/s/ Daniel S. Vandivort*	Trustee	May 12, 2021
(Daniel S. Vandivort)

/s/ James D. Vaughn*	Trustee	May 12, 2021
(James D. Vaughn)

/s/ Christopher L. Wilson*	Chair & Trustee	May 12, 2021
(Christopher L. Wilson)

/s/ Adrien Deberghes	Vice President & Treasurer	May 12, 2021
(Adrien Deberghes)	(Principal Financial Officer)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney, dated January 15, 2021, filed in the Registrant’s Registration Statement on Form N-14 on January 22, 2021.

INDEX

Exhibit Number	Description

(12)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders.